INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Employee benefits and social security (Details) - USD ($)	Sep. 30, 2023	Jun. 30, 2023
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Salaries, accrued incentives, vacations and social security	$ 9,685,549	$ 9,388,639
Key management personnel	333,616	218,068
Employee benefits and social security	$ 10,019,165	$ 9,606,707